Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Concord Street Trust
Prospectus Date	rr_ProspectusDate	Apr. 29, 2016
02.28 Spartan 500 Index Fund Institutional, Advantage Institutional PRO-02 | Spartan® 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sell All Shares
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Institutional Class are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Institutional Class are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015

02.28 Spartan 500 Index Fund Institutional, Advantage Institutional PRO-02 | Spartan® 500 Index Fund | Spartan 500 Index Fund-Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.015%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.035%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
1 year	rr_ExpenseExampleYear01	$ 4
3 years	rr_ExpenseExampleYear03	11
5 years	rr_ExpenseExampleYear05	20
10 years	rr_ExpenseExampleYear10	$ 45
Inception Date	rr_AverageAnnualReturnInceptionDate	May 04, 2011
02.28 Spartan 500 Index Fund Institutional, Advantage Institutional PRO-02 | Spartan® 500 Index Fund | Spartan 500 Index Fund-Institutional Premium Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.015%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Total annual operating expenses	rr_ExpensesOverAssets	0.015%
1 year	rr_ExpenseExampleYear01	$ 2
3 years	rr_ExpenseExampleYear03	5
5 years	rr_ExpenseExampleYear05	8
10 years	rr_ExpenseExampleYear10	$ 19
Inception Date	rr_AverageAnnualReturnInceptionDate	May 04, 2011
02.28 Spartan 500 Index Fund Institutional, Advantage Institutional PRO-02 | Spartan® 500 Index Fund | Return Before Taxes | Spartan 500 Index Fund-Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Spartan® 500 Index Fund
Label	rr_AverageAnnualReturnLabel	Institutional Class - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	1.36%
Since Inception	rr_AverageAnnualReturnSinceInception	11.70%	[2]
02.28 Spartan 500 Index Fund Institutional, Advantage Institutional PRO-02 | Spartan® 500 Index Fund | Return Before Taxes | Spartan 500 Index Fund-Institutional Premium Class
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Spartan® 500 Index Fund
Label	rr_AverageAnnualReturnLabel	Institutional Premium Class - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	1.38%
Since Inception	rr_AverageAnnualReturnSinceInception	11.72%	[2]
02.28 Spartan 500 Index Fund Institutional, Advantage Institutional PRO-02 | Spartan® 500 Index Fund | After Taxes on Distributions | Spartan 500 Index Fund-Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Spartan® 500 Index Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	0.68%
Since Inception	rr_AverageAnnualReturnSinceInception	11.16%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 04, 2011
02.28 Spartan 500 Index Fund Institutional, Advantage Institutional PRO-02 | Spartan® 500 Index Fund | After Taxes on Distributions and Sales | Spartan 500 Index Fund-Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Spartan® 500 Index Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	1.30%
Since Inception	rr_AverageAnnualReturnSinceInception	9.28%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 04, 2011
02.28 Spartan 500 Index Fund Institutional, Advantage Institutional PRO-02 | Spartan® 500 Index Fund | S&P 500® Index(reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	1.38%
Since Inception	rr_AverageAnnualReturnSinceInception	11.73%	[2]

[1]	Adjusted to reflect current fees.
[2]	From May 4, 2011